Share Capital (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Dividend per share (in absolute Rs.)	[1]	₨ 8	₨ 8	₨ 8
Dividend paid during the year (excluding dividend paid on treasury shares)	[2]	₨ 6,659	₨ 6,662	₨ 6,648
Towards the fiscal year for which dividends were paid		2025	2024	2023
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend paid during the year (excluding dividend paid on treasury shares)	[2]	₨ 6,659	₨ 6,662	₨ 6,648

[1]	Dividend per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024
[2]	Excluding dividend paid on treasury shares